Disaggregated Revenues - Schedule of Disaggregated Revenues (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total Revenue	$ 4,807,713	$ 6,221,751	$ 6,015,375
Point in time: [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	292,802	254,474	201,561
Over time: [Member[
Disaggregation of Revenue [Line Items]
Total Revenue	4,514,911	5,967,277	5,813,814
Beauty, wellness and postpartum service [Member] | Over time: [Member[
Disaggregation of Revenue [Line Items]
Total Revenue	4,508,504	5,967,277	5,813,814
Sales of Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	163,380	207,766	88,992
Sales of Products [Member] | Point in time: [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	163,380	207,766	88,992
Franchise [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	135,829	46,708
Franchise [Member] | Point in time: [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	129,422	46,708
Franchise [Member] | Over time: [Member[
Disaggregation of Revenue [Line Items]
Total Revenue	6,407
Consultancy services [Member] | Point in time: [Member]
Disaggregation of Revenue [Line Items]
Total Revenue			$ 112,569